Note 8 - Subsequent Events (Details Textual) - EBP 20-3977125 001 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 23, 2026	Dec. 31, 2025
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan		$ 4,274,381
Subsequent Event [Member]
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 3,850,607